Performance Management	Oct. 08, 2025
T. Rowe Price Active Core International Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.

Performance One Year or Less [Text]	Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Active Core U.S. Equity ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.

Performance One Year or Less [Text]	Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Emerging Markets Equity Research ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.

Performance One Year or Less [Text]	Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price High Income Municipal ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.

Performance One Year or Less [Text]	Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Innovation Leaders ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.

Performance One Year or Less [Text]	Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Long Municipal Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.

Performance One Year or Less [Text]	Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Multi-Sector Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.

Performance One Year or Less [Text]	Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here.
Performance Availability Website Address [Text]	troweprice.com
T. Rowe Price Short Municipal Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information will be available through troweprice.com after the fund has incepted.

Performance One Year or Less [Text]	Because the fund commenced operations on or following the date of this prospectus, there is no historical performance information shown here.
Performance Availability Website Address [Text]	troweprice.com